Interim Financial Statements Interim Financial Statements - Additional Information (Details)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common stock, shares authorized	1,000,000,000	500,000,000	500,000,000